RESEARCH AND DEVELOPMENT COSTS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Finite-Lived Intangible Assets [Line Items]
Research and development costs expensed during the year	€ 556,617	€ 509,580	€ 446,726
Research and development expense	657,119	613,635	561,582
Development costs
Schedule of Finite-Lived Intangible Assets [Line Items]
Amortization of capitalized development costs	€ 100,502	€ 104,055	€ 114,856